Finance Cost and Income - Summary of Finance Income Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Finance Income [abstract]
Interest income	$ 98	$ 152
Hyperinflation monetary adjustments	30	48
Market-to-market gains on derivatives related to the hedging of share-based payment programs		1,124
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	61
Other financial income	4	15
Finance income, excluding exceptional items	193	1,339
Exceptional finance income	50	1,247
Finance income	$ 243	$ 2,586	[1]

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.